Cash, Cash Equivalents and Current Marketable Securities (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013
Cash Cash Equivalents and Current Marketable Securities [Line Items]
Available-for-sale Securities, Current	$ 18,566	$ 8,279
Debt Securities [Member]
Cash Cash Equivalents and Current Marketable Securities [Line Items]
Available-for-sale Securities, Current	17,682	6,160
Repurchase Agreements [Member]
Cash Cash Equivalents and Current Marketable Securities [Line Items]
Available-for-sale Securities, Current		1,100
Corporate Debt Securities [Member]
Cash Cash Equivalents and Current Marketable Securities [Line Items]
Available-for-sale Securities, Current	$ 884	$ 1,019